International Equity Fund Investment Strategy - International Equity Fund	Dec. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks, preferred stocks, rights and warrants issued by companies that are based outside the United States, securities convertible into such securities (including Depositary Receipts), and investment companies that invest in the types of securities in which the Fund would normally invest. The Fund also may invest in securities of U.S. companies that derive, or are expected to derive, a significant portion of their revenues from their foreign operations, although under normal circumstances not more than 15% of the Fund’s total assets will be invested in securities of U.S. companies. The Fund invests primarily in companies based in developed markets outside the United States as well as in established companies in emerging and frontier markets. Harding Loevner LP (“Harding Loevner”), the Fund’s subadviser, undertakes fundamental research in an effort to identify companies that it believes are well managed, financially sound, fast growing, and strongly competitive, and whose shares are under-priced relative to estimates of their value. In an effort to reduce its volatility, the Fund seeks to be diversified across dimensions of geography, industry, currency, and market capitalization. The Fund normally holds investments across at least 10 countries. The Fund will normally invest broadly in equity securities of companies domiciled in the global developed, emerging, and frontier markets, excluding the U.S. At least 65% of total assets will be denominated in at least three currencies other than the U.S. dollar. For purposes of compliance with this restriction, American Depositary Receipts, Global Depositary Receipts and European Depositary Receipts (collectively, “Depositary Receipts”), will be considered to be denominated in the currency of the country where the securities underlying the Depositary Receipts are principally traded. Because some emerging market countries do not permit foreigners to participate directly in their securities markets or otherwise present difficulties for efficient foreign investment, the Fund may use equity derivative securities, and, in particular, participation notes, to gain exposure to those countries.